Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate, minimum	1.65%	2.27%	2.27%
Risk-free interest rate, maximum	2.54%	2.93%	2.41%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	44.23%	45.30%	46.33%
Expected volatility, maximum	44.71%	46.10%	47.15%
Weighted average expected volatility	44.53%	45.98%	46.66%
Expected exercise multiple	¥ 2.5	¥ 2.5	¥ 2.5